PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,663,932	¥ 1,462,550	¥ 1,164,725
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,573,970	1,386,800	1,107,655
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,721	1,029	963
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	38,280	35,715	23,186
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 49,961	¥ 39,006	¥ 32,921